Derivative Instruments And Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Derivative Instruments And Fair Value Measurements
8.	DERIVATIVE INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Our results of operations and operating cash flows are impacted by changes in market prices for oil, natural gas and NGLs. To mitigate a portion of the exposure to adverse market changes, we enter into oil, natural gas and NGL commodity derivative instruments to establish price floor protection. As such, when commodity prices decline to levels that are less than our average price floor, we receive payments that supplement our cash flows. Conversely, when commodity prices increase to levels that are above our average price ceiling, we make payments to our counterparties. We do not enter into these arrangements for speculative trading purposes. As of March 31, 2016 and December 31, 2015, our commodity derivative instruments consisted of fixed rate swap contracts, puts, collars, swaptions, deferred put spreads, cap swaps, calls, basis swaps and three-way collars. We did not designate these instruments as cash flow hedges for accounting purposes. Accordingly, associated unrealized gains and losses are recorded directly as Gain on Derivatives, Net.

We enter into the majority of our derivative arrangements with five counterparties and have a netting agreement in place with these counterparties. We do not obtain collateral to support the agreements, but we believe our credit risk is currently minimal on these transactions. For additional information on the credit risk regarding our counterparties, see Note 6, Concentrations of Credit Risk, to our Consolidated Financial Statements.

None of our commodity derivatives are designated for hedge accounting but are, to a degree, an economic offset to our commodity price exposure. We utilize the mark-to-market accounting method to account for these contracts. We recognize all gains and losses related to these contracts in the Consolidated Statements of Operations as Gain on Derivatives, Net under Other Expense. We received net cash settlements of $13.0 million and $10.6 million in relation to our commodity derivatives during the three months ended March 31, 2016 and 2015, respectively.

As of March 31, 2016, we had approximately 100.0% of our annualized oil production hedged through the remainder of 2016, over 100.0% and 50.0% of our annualized natural gas production hedged through the remainder of 2016 and 2017, respectively, and over 40.0% our annualized NGL production hedged through the remainder of 2016. These percentages exclude the effects of our basis swaps and do not include any estimated impact of increased production from future drilling and completion or the natural decline of our oil and gas production.

Interest Rate Derivatives

We are exposed to interest rate risk on our long-term fixed and variable interest rate borrowings. Fixed rate debt, where the interest rate is fixed over the life of the instrument, exposes us to changes in the market interest rates which are lower than our current fixed rate. Variable rate debt, where the interest rate fluctuates, exposes us to changes in market interest rates, which may increase over time. As of March 31, 2016, and December 31, 2015, we had $158.0 million and $111.5 million outstanding under our Senior Credit Facility, respectively, which is subject to variable rates of interest and $675.0 million of Senior Notes outstanding subject to fixed interest rates. See Note 7, Long-Term Debt, to our Consolidated Financial Statements for additional information on our Senior Credit Facility and Senior Notes.

As of March 31, 2016 and December 31, 2015, we did not have any interest rate derivatives outstanding. We utilize the mark-to-market accounting method to account for interest rate swap and swaptions. We recognize all gains and losses related to interest rate derivatives in the Consolidated Statements of Operations as Gain on Derivatives, Net under Other Expense. During the three months ended March 31, 2015, we received cash payments of approximately $0.5 million related to our interest rate swaptions.

The following table summarizes the location and amounts of gains and losses on our derivative instruments from continuing operations, none of which are designated as hedges for accounting purposes, in our accompanying Consolidated Statements of Operations for the three months ended March 31, 2016 and 2015:

	For the Three Months Ended March 31,
($ in Thousands)	2016	2015
Oil	$325	$2,876
Natural Gas	5,363	13,600
NGLs	(1,621)	435
Refined Products	(18)	(55)
Interest Rate	—	263

Gain on Derivatives, Net	$4,049	$17,119

Our derivative instruments are recorded on the balance sheet as either an asset or a liability, in either case measured at fair value. The fair value associated with our derivative instruments was a net asset of approximately $26.8 million and $35.8 million at March 31, 2016 and December 31, 2015, respectively.

Our open asset/(liability) financial commodity derivative instrument positions at March 31, 2016 consisted of:

Period	Volume	Put Option	Floor	Ceiling	Swap	Fair Market Value ($ in Thousands)
Oil
2016 – Collars	445,750 Bbls	$—	$38.72	$50.28	$—	$662
2016 – Three-Way Collars	225,000 Bbls	31.20	41.40	49.60	—	340
2016 – Cap Swaps	60,000 Bbls	30.00	—	—	44.00	42

	730,750 Bbls					$1,044
Natural Gas
2016 – Swaps	14,090,000 Mcf	—	—	—	2.95	$10,341
2016 – Swaptions	900,000 Mcf	—	—	—	3.15	767
2016 – Cap Swaps	4,050,000 Mcf	2.90	—	—	3.48	1,102
2016 – Collars	2,250,000 Mcf	—	2.70	3.10	—	973
2016 – Three-Way Collars	8,480,000 Mcf	2.31	2.95	3.55	—	5,054
2016 – Put Spreads	9,470,000 Mcf	2.50	3.26	—	—	808
2016 – Basis Swaps – Dominion South	17,665,000 Mcf	—	—	—	(0.89)	(1,879)
2017 – Swaps	960,000 Mcf	—	—	—	3.60	903
2017 – Swaptions	0 Mcf	—	—	—	—	(263)
2017 – Cap Swaps	5,700,000 Mcf	2.65	—	—	3.20	951
2017 – Three-Way Collars	16,300,000 Mcf	2.33	3.02	3.89	—	5,066
2017 – Calls	3,000,000 Mcf	—	—	3.64	—	(753)
2017 – Basis Swaps – Dominion South	4,550,000 Mcf	—	—	—	(0.83)	(1,092)
2017 – Basis Swaps – Texas Gas	14,600,000 Mcf	—	—	—	(0.13)	(513)
2018 – Swaps	960,000 Mcf	—	—	—	3.60	903
2018 – Swaptions	0 Mcf	—	—	—	—	(191)
2018 – Cap Swaps	1,800,000 Mcf	3.30	—	—	4.05	1,060
2018 – Three-Way Collars	7,875,000 Mcf	2.29	2.88	3.56	—	1,046
2018 – Calls	5,810,000 Mcf	—	—	3.97	—	(328)
2018 – Basis Swaps – Dominion South	6,400,000 Mcf	—	—	—	(0.83)	(1,092)
2018 – Basis Swaps – Texas Gas	14,600,000 Mcf	—	—	—	(0.13)	(513)
2019 – Basis Swaps – Dominion South	7,300,000 Mcf	—	—	—	(0.83)	(1,092)
2020 – Basis Swaps – Dominion South	7,320,000 Mcf	—	—	—	(0.83)	(1,092)

	154,080,000 Mcf					$20,166
NGLs
2016 – C3+ NGL Swaps	1,038,000 Bbls	—	—	—	30.66	$6,006
2016 – Ethane Swaps	165,000 Bbls	—	—	—	8.82	155
2017 – C3+ NGL Swaps	468,000 Bbls	—	—	—	20.16	(287)

	1,671,000 Bbls					$5,874
Refined Product (Heating Oil)
2016 – Swaps	9,000 Bbls	$—	$—	$—	$84.00	$(278)

	9,000 Bbls					$(278)

The combined fair value of derivatives, none of which are designated or qualifying as hedges, included in our Consolidated Balance Sheets as of March 31, 2016 and December 31, 2015 is summarized below:

($ in Thousands)	March 31, 2016	December 31, 2015
Short-Term Derivative Assets:
Crude Oil – Collars	$662	$1,078
Crude Oil – Deferred Put Spread	42	852
Crude Oil – Three-Way Collars	616	577
NGL – Swaps	6,579	10,250
Natural Gas – Swaps	10,576	9,010
Natural Gas – Cap Swaps	1,638	1,977
Natural Gas – Basis Swaps	—	70
Natural Gas – Three-Way Collars	6,326	6,183
Natural Gas – Collars	973	1,728
Natural Gas – Swaption	792	798
Natural Gas – Put Spread	808	1,737

Total Short-Term Derivative Assets	$29,012	$34,260

Long-Term Derivative Assets:
NGL – Swaps	$185	$344
Natural Gas – Cap Swaps	1,855	2,294
Natural Gas – Swaps	1,580	1,593
Natural Gas – Basis Swaps	—	195
Natural Gas – Three-Way Collars	4,840	5,108

Total Long-Term Derivative Assets	$8,460	$9,534

Total Derivative Assets	$37,472	$43,794

Short-Term Derivative Liabilities:
Crude Oil – Three-Way Collars	(276)	—
NGL – Swaps	(490)	—
Refined Product – Swaps	(278)	(376)
Natural Gas – Three-Way Collars	—	(31)
Natural Gas – Basis Swaps	(2,280)	(1,585)
Natural Gas – Call	(189)	—
Natural Gas – Swaption	(46)	(202)
Natural Gas – Swaps	(9)	(292)
Natural Gas – Cap Swaps	(190)	—

Total Short – Term Derivative Liabilities	$(3,758)	$(2,486)

Long-Term Derivative Liabilities:
NGL – Swaps	(400)	—
Natural Gas – Swaption	(433)	(297)
Natural Gas – Basis Swaps	(4,993)	(4,186)
Natural Gas – Call	(892)	(989)
Natural Gas – Cap Swaps	(190)	—
Natural Gas – Three-Way Collars	—	(84)

Total Long-Term Derivative Liabilities	$(6,908)	$(5,556)

Total Derivative Liabilities	$(10,666)	$(8,042)

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). We utilize market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. We primarily apply the market approach for recurring fair value measurements and attempt to utilize the best available information. We utilize a fair value hierarchy that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and lowest priority to unobservable inputs (Level 3 measurement). The three levels of fair value hierarchy are as follows:

Level 1 – Observable inputs, such as quoted prices in active markets for identical assets or liabilities as of the reporting date.

Level 2 – Observable inputs other than quoted prices within Level 1 for similar assets and liabilities. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Our derivatives, which consist primarily of commodity swaps and collars and other like derivative contracts, are valued using commodity market data which is derived by combining raw inputs and quantitative models and processes to generate forward curves. Where observable inputs are available, directly or indirectly, for substantially the full term of the asset or liability, the instrument is categorized in Level 2.

Level 3 – Unobservable inputs that are supported by little or no market activity. Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Our Level 2 fair value measurements are comprised of our derivative contracts, excluding our basis swap derivatives, and are based upon inputs that are either readily available in the public market, such as oil and natural gas futures prices, volatility factors, interest rates and discount rates, or can be confirmed from other active markets. The fair values recorded as of March 31, 2016 and December 31, 2015, were based upon quotes obtained from the counterparties to these contracts and verified by an independent third party.

Our Level 3 fair value measurements are comprised of our natural gas basis swap contracts. The fair values recorded as of March 31, 2016 and December 31, 2015, were based upon quotes obtained from the counterparties to these contracts and verified by an independent third party. The significant unobservable input used in the fair value measurement of our natural gas basis swaps was the estimate of future natural gas basis differentials. Significant variations in price differentials could result in a significantly different fair value measurement. The significant unobservable inputs and the range and weighted average of these inputs used in the fair value measurements of our natural gas basis swaps as of March 31, 2016 and December 31, 2015 are included in the table below.

	As of March 31, 2016
	Range (price per Mcf)	Weighted Average (price per Mcf)	Fair Value (in thousands)
Natural Gas Basis Differential Forward Curve – Dominion South	($0.30) – ($1.02)	$(0.85)	$(6,247)
Natural Gas Basis Differential Forward Curve – Texas Gas	($0.09) – ($0.13)	$(0.13)	$(1,026)

	As of December 31, 2015
	Range (price per Mcf)	Weighted Average (price per Mcf)	Fair Value (in thousands)
Natural Gas Basis Differential Forward Curve – Dominion South	($0.27) – ($1.08)	$(0.74)	$(5,468)
Natural Gas Basis Differential Forward Curve – Texas Gas	($0.05) – ($0.17)	$(0.12)	$(38)

The fair value of our derivative instruments may be different from the settlement value based on company-specific inputs, such as credit ratings, futures markets and forward curves, and readily available buyers and sellers for such assets and liabilities. During the three months ended March 31, 2016 and for the year ended December 31, 2015, there were no transfers into or out of Level 1 or Level 2 measurements. The following table presents the fair value hierarchy table for assets and liabilities measured at fair value:

		Fair Value Measurements at March 31, 2016 Using:
($ in Thousands)	Total Carrying Value as of March 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Commodity Derivatives	$26,806	$—	$34,079	$(7,273)

		Fair Value Measurements at December 31, 2015 Using:
($ in Thousands)	Total Carrying Value as of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Commodity Derivatives	$35,752	$—	$41,258	$(5,506)

Net derivative asset values are determined primarily by quoted futures and options prices and utilization of the counterparties’ credit default risk and net derivative liabilities are determined primarily by quoted futures and options prices and utilization of our credit default risk. The credit default risk of our counterparties and us are based on metrics such as interest coverage, operating cash flow and leverage ratios that calculate the likelihood that a firm will be unable to repay its lenders or fulfill payment obligations.

The value of our oil derivatives are comprised of three-way collar, call protected swap and deferred put spread contracts for notional barrels of oil at interval New York Mercantile Exchange (“NYMEX”) West Texas Intermediate (“WTI”) oil prices. The fair values attributable to our oil derivatives as of March 31, 2016 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for WTI oil and (iii) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. Our gas derivatives are comprised of swap, collars, swaption, three way collar, basis swap, cap swap, call and put spread contracts for notional volumes of gas contracted at NYMEX Henry Hub (“HH”). The fair values attributable to our gas derivative contracts as of March 31, 2016 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for HH gas, (iii) independent market-quoted forward index prices and (iv) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. Our NGL derivatives are comprised of swaps for notional volumes of NGLs contracted at NYMEX Mont Belvieu. The fair values attributable to our NGL derivative contracts as of March 31, 2016 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for Mont Belvieu, (iii) independent market-quoted forward index prices and (iv) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. We classify our derivatives as Level 2 if the inputs used in the valuation models are directly observable for substantially the full term of the instrument; however, if the significant inputs were not observable for substantially the full term of the instrument, we would classify those derivatives as Level 3. We categorize our measurements as Level 2 because the valuation of our derivative instruments are based on similar transactions observable in active markets or industry standard models that primarily rely on market observable inputs. Substantially all of the assumptions for industry standard models are observable in active markets throughout the full term of the instruments.

The table below sets forth a reconciliation of our commodity derivative contracts at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2016 and 2015:

	Three Months Ended March 31,
($ in Thousands)	2016	2015
Beginning Balance of Level 3	$(5,506)	$1,341
Changes in Fair Value	(2,037)	(1,955)
Purchases	—	—
Settlements Received	270	409

Ending Balance of Level 3	$(7,273)	$(205)

Changes in fair value on our Level 3 commodity derivative contracts outstanding for each of the three months ended March 31, 2016 and 2015, resulted in decreases of approximately $2.0 million. This amount has been included in Gain on Derivatives, Net in our Consolidated Statements of Operations.

Future Abandonment Cost

We report the fair value of asset retirement obligations on a nonrecurring basis in our Consolidated Balance Sheets. We estimate the fair value of asset retirement obligations based on discounted cash flow projections using numerous estimates, assumptions and judgments regarding such factors as the existence of a legal obligation for an asset retirement obligation; amounts and timing of settlements; the credit-adjusted risk-free rate to be used; and inflation rates. These inputs are unobservable, and thus result in a Level 3 classification. See Note 2, Future Abandonment Costs, to our Consolidated Financial Statements for further information on asset retirement obligations, which includes a reconciliation of the beginning and ending balances.

Financial Instruments Not Recorded at Fair Value

The following table sets forth the fair values of financial instruments that are not recorded at fair value in our Consolidated Financial Statements:

	March 31, 2016		December 31, 2015
($ in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Senior Notes, Net of Issuance Costs	$657,511	$78,715	$663,089	$137,402
Secured Line of Credit	152,794	152,794	109,396	109,396
Capital Leases and Other Obligations	434	427	618	606

Total	$810,739	$231,936	$773,103	$247,404

The fair value of the secured lines of credit approximates carrying value based on borrowing rates available to us for bank loans with similar terms and maturities and would be classified as Level 2 in the fair value hierarchy.

The fair value of the Senior Notes uses pricing that is readily available in the public market. Accordingly, the fair value of the Senior Notes would be classified as Level 1 in the fair value hierarchy. The fair value of our capital leases and other obligations are determined using a discounted cash flow approach based on the interest rate and payment terms of the obligations and assumed discount rate. The fair values of the obligations could be significantly influenced by the discount rate assumptions, which is unobservable. Accordingly, the fair value of the capital leases and other obligations would be classified as Level 3 in the fair value hierarchy.

The carrying values of all classes of cash and cash equivalents, accounts receivables and accounts payables are considered to be representative of their respective fair values due to the short term maturities of those instruments.

Other Fair Value Measurements

During the three months ended March 31, 2016, we recorded an other than temporary impairment of $14.2 million related to proved and unproved properties. We utilize quoted futures prices and other observable market data in determining the fair value. The inputs used in determining fair value as a part of the impairment expense calculation are considered to be Level 2 within the fair value hierarchy. For additional information on our impairment expense, see Note 15, Impairment Expense, to our Consolidated Financial Statements.

10.	FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

Natural Gas, Oil and NGL Derivatives

We enter derivative financial instruments with the primary objective of managing our exposure to commodity price fluctuations and providing more predictable cash flows. Our results of operations and operating cash flows are impacted by changes in market prices for oil, natural gas and NGLs. To mitigate a portion of the exposure to adverse market changes, we enter into oil, natural gas and NGL commodity derivative instruments to establish price floor protection. As such, when commodity prices decline to levels that are less than our average price floor, we receive payments that supplement our cash flows. Conversely, when commodity prices increase to levels that are above our average price ceiling, we make payments to our counterparties. We do not enter into these arrangements for speculative trading purposes. As of December 31, 2015, 2014 and 2013, our commodity derivative instruments consisted of fixed rate swap contracts, puts, collars, swaptions, deferred put spreads, cap swaps, call protected swaps, basis swaps and three-way collars. We did not designate these instruments as cash flow hedges for accounting purposes. Accordingly, associated unrealized gains and losses are recorded directly as Gain (Loss) on Derivatives, Net. For additional information, see Note 2, Summary of Significant Accounting Policies, to our Consolidated Financial Statements.

Swap contracts provide a fixed price for a notional amount of sales volumes. Collars contain a fixed floor price (“put”) and ceiling price (“call”). The put options are purchased from the counterparty by our payment of a cash premium. If the put strike price is greater than the market price for a settlement period, then the counterparty pays us an amount equal to the product of the notional quantity multiplied by the excess of the strike price over the market price. The call options are sold to the counterparty, for which we receive a cash premium. If the market price is greater than the call strike price for a settlement period, then we pay the counterparty an amount equal to the product of the notional quantity multiplied by the excess of the market price over the strike price. A three-way collar is a combination of options, a sold call, a purchased put and a sold put. The purchased put establishes a minimum price unless the market price falls below the sold put, at which point the minimum price would be the settlement price plus the difference between the purchased put and the sold put strike price. The sold call establishes a maximum price we will receive for the volumes under contract. Deferred put spread contracts are similar to three-way collars except that there is no maximum price ceiling established.

Swaption agreements provide options to counterparties to extend swaps into subsequent years. Similar to a deferred put spread and a three-way collar, a cap swap provides a sold put in combination with a swap. Should prices fall below the sold put, we would receive the settlement price plus the differential between the sold put and the swap. Basis swaps are arrangements that guarantee a price differential from a specified delivery point. Currently, our basis swaps provide basis protection between Henry Hub and Dominion Appalachia pricing.

We enter into the majority of our derivative arrangements with five counterparties and have a netting agreement in place with these counterparties, however the fair value of our derivative contracts are reported on a gross basis. We do not obtain collateral to support the agreements, but we believe our credit risk is currently minimal on these transactions. For additional information on the credit risk regarding our counterparties, see Note 6, Concentrations of Credit Risk, to our Consolidated Financial Statements.

None of our commodity derivatives are designated for hedge accounting but are, to a degree, an economic offset to our commodity price exposure. We utilize the mark-to-market accounting method to account for these contracts. We recognize all gains and losses related to these contracts in the Consolidated Statements of Operations as Gain (Loss) on Derivatives, Net under Other Income (Expense). We received net cash settlements of $54.9 million, $6.0 million and $7.1 million in relation to our commodity derivatives for the years ended December 31, 2015, 2014 and 2013 respectively.

As of December 31, 2015, we had over 45.0% of our 2015 oil production volumes hedged through 2016, over 100.0% of our 2015 natural gas production volumes hedged through 2016 and over 40.0% of our 2015 NGL production volumes hedged through 2016. Including the effects of derivatives added since December 31, 2015, we have over 70.0% of our 2015 oil production hedged through 2016, over 100.0% of our 2015 natural gas production hedged through 2016 and over 45.0% of our 2015 NGL production hedged through 2016. These percentages exclude the effects of our basis swaps and do not include any estimated impact of increased production from future development or the natural decline of our oil and gas production.

Interest Rate Derivatives

We are exposed to interest rate risk on our long-term fixed and variable interest rate borrowings. Fixed rate debt, where the interest rate is fixed over the life of the instrument, exposes us to changes in the market interest rates which are lower than our current fixed rate. Variable rate debt, where the interest rate fluctuates, exposes us to changes in market interest rates, which may increase over time. As of December 31, 2015, we had approximately $111.5 million in borrowings outstanding under our Senior Credit Facility, which is subject to variable rates of interest, and had $675.0 million of Senior Notes outstanding subject to a fixed interest rate. See Note 9, Long-Term Debt, to our Consolidated Financial Statements for additional information on our Senior Credit Facility and Senior Notes.

We did enter into fixed-to-variable interest rate swaps during 2015 and 2014, however there were no arrangements in place as of December 31, 2015 and 2014. We utilize the mark-to-market accounting method to account for our interest rate swaps. We recognize all gains and losses related to these contracts in the Consolidated Statements of Operations as Gain (Loss) on Derivatives, Net under Other Income (Expense). During the years ended December 31, 2015 and 2014, we received cash payments of approximately $0.9 million and $1.3 million, respectively, related to our interest rate swaps.

The following table summarizes the location and amounts of gains and losses on our derivative instruments from continuing operations, none of which are designated as hedges for accounting purposes, in our accompanying Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013:

	For the Year Ended December 31,
($ in Thousands)	2015	2014	2013
Oil	$7,132	$8,613	$(2,798)
Natural Gas	37,647	18,406	1,807
NGLs	14,463	10,340	(1,711)
Interest Rate	934	1,517	(206)

Gain (Loss) on Derivatives, Net	$60,176	$38,876	$(2,908)

We account for our derivatives in accordance with ASC 815, which requires that every derivative instrument be recorded on the balance sheet as either an asset or liability measured at its fair value. The fair value associated with our derivative instruments was a net asset of $35.8 million as of December 31, 2015, and a net asset of $31.4 million at December 31, 2014. Our open asset/(liability) financial commodity derivative instrument positions at December 31, 2015 consisted of the following:

Period	Volume	Put Option	Floor	Ceiling	Swap	Fair Market Value ($ in Thousands)
Oil
2016 – Deferred Put Spreads	120,000 Bbls	$50.00	$65.00	$—	$—	$852
2016 – Collars	379,500 Bbls	—	39.17	52.67	—	1,078
2016 – Three-Way Collars	45,000 Bbls	50.00	65.00	70.00	—	577

	544,500 Bbls					$2,507
Natural Gas
2016 – Swaps	12,900,000 Mcf	$—	$—	$—	$3.19	$8,717
2016 – Swaptions	1,200,000 Mcf	—	—	—	3.15	596
2016 – Cap Swaps	3,600,000 Mcf	3.45	—	—	4.11	1,977
2016 – Three-Way Collars	18,570,000 Mcf	2.34	3.04	3.86	—	5,941
2016 – Put Spread	4,500,000 Mcf	2.93	3.59	—	—	1,737
2016 – Basis Swaps – Dominion South	16,630,000 Mcf	—	—	—	(0.94)	(1,634)
2016 – Collars	3,900,000 Mcf	—	2.82	3.32	—	1,728
2017 – Swaps	960,000 Mcf	—	—	—	3.60	797
2017 – Swaptions	0 Mcf	—	—	—	—	(297)
2017 – Cap Swaps	2,100,000 Mcf	3.34	—	—	4.07	1,225
2017 – Three-Way Collars	16,300,000 Mcf	2.33	3.02	3.89	—	4,319
2017 – Basis Swaps – Dominion South	4,550,000 Mcf	—	—	—	(0.83)	(665)
2017 – Basis Swaps – Texas Gas	14,600,000 Mcf	—	—	—	(0.13)	(19)
2017 – Calls	3,000,000 Mcf	—	—	3.64	—	(380)
2018 – Swaps	960,000 Mcf	—	—	—	3.60	797
2018 – Cap Swaps	1,800,000 Mcf	3.30	—	—	4.05	1,069
2018 – Three-Way Collars	7,875,000 Mcf	2.29	2.88	3.56	—	916
2018 – Calls	5,810,000 Mcf	—	—	3.97	—	(609)
2018 – Basis Swaps – Dominion South	6,400,000 Mcf	—	—	—	(0.83)	(960)
2018 – Basis Swaps – Texas Gas	14,600,000 Mcf	—	—	—	(0.13)	(19)
2019 – Basis Swaps – Dominion South	7,300,000 Mcf	—	—	—	(0.83)	(1,103)
2020 – Basis Swaps – Dominion South	7,320,000 Mcf	—	—	—	(0.83)	(1,106)

	154,875,000 Mcf					$23,027

NGLs
2016 C3 + NGL Swaps	1,131,000 Bbls	$—	$—	$—	$32.76	$9,888
2016 Ethane Swaps	240,000 Bbls	—	—	—	8.82	362
2017 C3 + NGL Swaps	180,000 Bbls	—	—	—	21.42	344

	1,551,000 Bbls					$10,594
Refined Product (Heating Oil)
2016 – Swaps	12,000 Bbls	$—	$—	$—	$84.00	$(376)

	12,000 Bbls					$(376)

The combined fair value of our derivatives included in our Consolidated Balance Sheets as of December 31, 2015 and December 31, 2014 is summarized below.

($ in Thousands)	December 31, 2015	December 31, 2014
Short-Term Derivative Assets:
Crude Oil – Collars	$1,078	$—
Crude Oil – Call Protected Swap	—	1,227
Crude Oil – Deferred Put Spread	852	1,413
Crude Oil – Three-Way Collars	577	4,596
NGL – Swaps	10,250	6,181
Natural Gas – Swaps	9,010	4,522
Natural Gas – Cap Swaps	1,977	3,430
Natural Gas – Basis Swaps	70	2,815
Natural Gas – Three-Way Collars	6,183	5,081
Natural Gas – Collars	1,728	—
Natural Gas – Swaption	798	—
Natural Gas – Put Spread	1,737	—

Total Short-Term Derivative Assets	$34,260	$29,265

Long-Term Derivative Assets:
NGL – Swaps	$344	$—
Natural Gas – Cap Swaps	2,294	1,617
Natural Gas – Swaps	1,593	1,554
Natural Gas – Basis Swaps	195	—
Natural Gas – Three-Way Collars	5,108	1,733

Total Long-Term Derivative Assets	$9,534	$4,904

Total Derivative Assets	$43,794	$34,169

Short-Term Derivative Liabilities:
Refined Product – Swaps	(376)	—
Natural Gas – Three-Way Collars	(31)	—
Natural Gas – Basis Swaps	(1,585)	(193)
Natural Gas – Call	—	(74)
Natural Gas – Swaption	(202)	(154)
Natural Gas – Swaps	(292)	—

Total Short – Term Derivative Liabilities	$(2,486)	$(421)

Long-Term Derivative Liabilities:
Natural Gas – Swaption	(297)	—
Natural Gas – Basis Swaps	(4,186)	(1,281)
Natural Gas – Call	(989)	(1,096)
Natural Gas – Three-Way Collars	(84)	—

Total Long-Term Derivative Liabilities	$(5,556)	$(2,377)

Total Derivative Liabilities	$(8,042)	$(2,798)

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). We utilize market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. We primarily apply the market approach for recurring fair value measurements and attempt to utilize the best available information. We utilize a fair value hierarchy that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and lowest priority to unobservable inputs (Level 3 measurement). The three levels of fair value hierarchy are as follows:

Level 1—Observable inputs, such as quoted prices in active markets for identical assets or liabilities as of the reporting date.

Level 2—Observable inputs other than quoted prices within Level 1 for similar assets and liabilities. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Our derivatives, which consist primarily of commodity swaps and collars and other like derivative contracts, are valued using commodity market data which is derived by combining raw inputs and quantitative models and processes to generate forward curves. Where observable inputs are available, directly or indirectly, for substantially the full term of the asset or liability, the instrument is categorized in Level 2.

Level 3—Unobservable inputs that are supported by little or no market activity. Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Our Level 2 fair value measurements are comprised of our derivative contracts, excluding our basis swap derivatives, and are based upon inputs that are either readily available in the public market, such as oil and natural gas futures prices, volatility factors, interest rates and discount rates, or can be confirmed from other active markets. The fair values recorded as of December 31, 2015 and 2014, were based upon quotes obtained from the counterparties to these contracts and verified by an independent third party.

Our Level 3 fair value measurements are comprised of our natural gas basis swap contracts. The fair values recorded as of December 31, 2015 were based upon quotes obtained from the counterparties to these contracts and verified by an independent third party. The significant unobservable input used in the fair value measurement of our natural gas basis swaps was the estimate of future natural gas basis differentials. Significant variations in price differentials could result in a significantly different fair value measurement. The significant unobservable inputs and the range and weighted average of these inputs used in the fair value measurements of our natural gas basis swaps as of December 31, 2015 and 2014 are included in the table below.

	As of December 31, 2015
	Range (price per Mcf)	Weighted Average (price per Mcf)	Fair Value (in thousands)
Natural Gas Basis Differential Forward Curve – Dominion South	($0.27) – ($1.08)	$(0.74)	$(5,468)
Natural Gas Basis Differential Forward Curve – Texas Gas	($0.05) – ($0.17)	$(0.12)	$(38)

	As of December 31, 2014
	Range (price per Mcf)	Weighted Average (price per Mcf)	Fair Value (in thousands)
Natural Gas Basis Differential Forward Curve	($0.27) – ($1.39)	$(0.84)	$1,341

The fair value of our derivative instruments may be different from the settlement value based on company-specific inputs, such as credit ratings, futures markets and forward curves, and readily available buyers and sellers for such assets and liabilities. During the years ended December 31, 2015 and 2014, there were no transfers into or out of Level 1 or Level 2 measurements. The following table presents the fair value hierarchy table for assets and liabilities measured at fair value:

		Fair Value Measurements at December 31, 2015 Using:
($ in Thousands)	Total Carrying Value as of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Commodity Derivatives	$35,752	$—	$41,258	$(5,506)

		Fair Value Measurements at December 31, 2014 Using:
($ in Thousands)	Total Carrying Value as of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Commodity Derivatives	$31,371	$—	$30,030	$1,341

Net derivative asset values are determined primarily by quoted futures and options prices and utilization of the counterparties’ credit default risk and net derivative liabilities are determined primarily by quoted futures and options prices and utilization of our credit default risk. The credit default risk of our counterparties and us are based on metrics such as interest coverage, operating cash flow and leverage ratios that calculate the likelihood that a firm will be unable to repay its lenders or fulfill payment obligations.

The value of our oil derivatives are comprised of three-way collar, call protected swap and deferred put spread contracts for notional barrels of oil at interval New York Mercantile Exchange (“NYMEX”) West Texas Intermediate (“WTI”) oil prices. The fair value of our oil derivatives as of December 31, 2015 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for WTI oil and (iii) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. Our gas derivatives are comprised of swap, swaption, three way collar, basis swap, cap swap, call and deferred put spreads contracts for notional volumes of gas contracted at NYMEX Henry Hub (“HH”). The fair values attributable to our gas derivative contracts as of December 31, 2015 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for HH gas, (iii) independent market-quoted forward index prices and (iv) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. Our NGL derivatives are comprised of swaps for notional volumes of NGLs contracted at NYMEX Mont Belvieu. The fair values attributable to our NGL derivative contracts as of December 31, 2015 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for Mont Belvieu, (iii) independent market-quoted forward index prices and (iv) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. We classify our derivatives as Level 2 if the inputs used in the valuation models are directly observable for substantially the full term of the instrument; however, if the significant inputs were not observable for substantially the full term of the instrument, we would classify those derivatives as Level 3. We categorize our measurements as Level 2 because the valuation of our derivative instruments are based on similar transactions observable in active markets or industry standard models that primarily rely on market observable inputs. Substantially all of the assumptions for industry standard models are observable in active markets throughout the full term of the instruments.

The table below sets forth a reconciliation of our commodity derivative contracts at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2015 and 2014 (in thousands):

	For the Year Ended December 31,
($ in Thousands)	2015	2014
Beginning Balance of Level 3	$1,341	$4,323
Changes in Fair Value	(2,548)	(1,670)
Purchases	—	—
Settlements Received	(4,299)	(1,312)

Ending Balance of Level 3	$(5,506)	$1,341

Changes in fair value on our Level 3 commodity derivative contracts outstanding for the years ended December 31, 2015 and 2014, resulted in a gain of approximately $2.5 million and $1.7 million, respectively. These amounts have been included in Gain (Loss) on Derivatives, Net in our Consolidated Statements of Operations.

Asset Retirement Obligations

We report the fair value of asset retirement obligations on a nonrecurring basis in our Consolidated Balance Sheets. We estimate the fair value of asset retirement obligations based on discounted cash flow projections using numerous estimates, assumptions and judgments regarding such factors as the existence of a legal obligation for an asset retirement obligation; amounts and timing of settlements; the credit-adjusted risk-free rate to be used; and inflation rates. These inputs are unobservable, and thus result in a Level 3 classification. See Note 2, Summary of Significant Accounting Policies, to our Consolidated Financial Statements for further information on asset retirement obligations, which includes a reconciliation of the beginning and ending balances.

Financial Instruments Not Recorded at Fair Value

The following table sets forth the fair values of financial instruments that are not recorded at fair value in our Consolidated Financial Statements:

	December 31, 2015		December 31, 2014
($ in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
8.875% Senior Notes due 2020	$350,000	$77,000	$350,000	$311,955
6.25% Senior Notes due 2022	325,000	72,313	325,000	241,313
Secured Lines of Credit	111,500	111,500	—	—
Capital Leases and Other Obligations	618	606	1,427	1,393

Total	$787,118	$261,419	$676,427	$554,661

The fair value of the secured lines of credit approximates carrying value based on borrowing rates available to us for bank loans with similar terms and maturities and would be classified as Level 2 in the fair value hierarchy.

The fair value of the Senior Notes uses pricing that is readily available in the public market. Accordingly, the fair value of the Senior Notes would be classified as Level 2 in the fair value hierarchy. The fair value of our capital leases and other obligations are determined using a discounted cash flow approach based on the interest rate and payment terms of the obligations and assumed discount rate. The fair values of the obligations could be significantly influenced by the discount rate assumptions, which is unobservable. Accordingly, the fair value of the capital leases and other obligations would be classified as Level 3 in the fair value hierarchy.

The carrying values of all classes of cash and cash equivalents, accounts receivables and accounts payables are considered to be representative of their respective fair values due to the short term maturities of those instruments.

Other Fair Value Measurements

We recorded an other than temporary impairment of $345.8 million related to proved properties, unproved properties and other non-revenue producing equipment. We utilize quoted futures prices and other observable market data in determining the fair value. The inputs used in determining fair value as a part of the impairment calculation are considered to be Level 2 within the fair value hierarchy. For additional information on our impairment, see Note 16, Impairment Expense, to our Consolidated Financial Statements.